Derivative Instruments and Hedging Agreements - Fair value of our derivative financial instruments (Details) $ in Thousands	Jan. 31, 2020 USD ($)
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR) | Interest Rate Cap | Not Designated as Hedging Instrument [Member] | Other assets
Derivatives, Fair Value [Line Items]
Interest rate derivative contracts	$ 6